Annual Fund Operating Expenses - X-Square Municipal Income ETF	Jan. 26, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
X-Square Municipal Income ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	5.17%	[1]
Acquired Fund Fees and Expenses	0.00%	[2]
Expenses (as a percentage of Assets)	5.82%
Fee Waiver or Reimbursement	(4.90%)	[3]
Net Expenses (as a percentage of Assets)	0.92%

[1]	Other expenses are based on estimated amounts for the current fiscal year and are calculated as a percentage of the Fund’s net assets.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund’s adviser, X-Square Capital LLC (the “Adviser”), has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses so that the total annual operating expenses (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser))) of the Fund do not exceed 0.85% of the Fund’s average daily net assets through October 31, 2027. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of foregoing expense limit in place at the time of waiver/reimbursement or the expense limits at the time of recoupment. This agreement may only be terminated by the Board of Trustees on sixty days’ notice to the Adviser.